Schedule of Investments (unaudited)	iShares® MSCI Qatar ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.8%
Gulf Warehousing Co.	645,651	$692,970

Banks — 52.3%
Commercial Bank PSQC (The)	2,261,699	3,672,104
Doha Bank QPSC	2,276,945	1,328,529
Lesha Bank LLC(a)	2,065,782	687,848
Masraf Al Rayan QSC	3,712,600	3,592,742
Qatar International Islamic Bank QSC	961,901	2,884,864
Qatar Islamic Bank SAQ	1,745,141	11,589,993
Qatar National Bank QPSC	3,598,157	19,271,147
		43,027,227
Chemicals — 4.0%
Mesaieed Petrochemical Holding Co.	5,174,078	3,303,293

Construction & Engineering — 0.2%
Estithmar Holding QPSC(a)	356,884	191,249

Construction Materials — 1.6%
Qatar National Cement Co. QSC	656,269	821,017
Qatari Investors Group QSC	1,053,972	531,397
		1,352,414
Diversified Financial Services — 0.6%
Salam International Investment Ltd. QSC(a)	2,651,659	493,607

Diversified Telecommunication Services — 2.9%
Ooredoo QPSC	973,608	2,349,700

Energy Equipment & Services — 1.0%
Gulf International Services QSC(a)	1,820,274	781,787

Food & Staples Retailing — 1.0%
Al Meera Consumer Goods Co. QSC	190,286	859,769

Food Products — 0.9%
Baladna	1,658,300	767,960

Health Care Providers & Services — 0.8%
Medicare Group	352,819	630,021

Industrial Conglomerates — 10.3%
Aamal Co.	3,427,593	961,795
Industries Qatar QSC	1,588,647	6,474,218
Mannai Corp. QSC	269,416	616,770
Qatar Industrial Manufacturing Co. QSC	489,711	417,313
		8,470,096
Security	Shares	Value

Insurance — 1.6%
Qatar Insurance Co. SAQ	2,353,477	$1,280,403

Marine — 2.4%
Qatar Navigation QSC	719,204	1,960,318

Metals & Mining — 2.0%
Qatar Aluminum Manufacturing Co.	3,720,469	1,619,619

Multi-Utilities — 3.0%
Qatar Electricity & Water Co. QSC	535,510	2,463,305

Oil, Gas & Consumable Fuels — 7.5%
Qatar Fuel QSC	613,141	3,028,192
Qatar Gas Transport Co. Ltd.	2,920,468	3,166,815
		6,195,007
Real Estate Management & Development — 5.5%
Barwa Real Estate Co.	2,405,632	2,170,493
Ezdan Holding Group QSC(a)	2,655,911	810,790
Mazaya Real Estate Development QPSC(a)	2,226,123	473,872
United Development Co. QSC	2,834,393	1,070,950
		4,526,105
Wireless Telecommunication Services — 1.5%
Vodafone Qatar QSC	2,610,401	1,209,647

Total Long-Term Investments — 99.9%
(Cost: $59,472,995)		82,174,497

Short-Term Securities

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(b)(c)	10,000	10,000

Total Short-Term Securities — 0.0%
(Cost: $10,000)		10,000

Total Investments — 99.9%
(Cost: $59,482,995)		82,184,497

Other Assets Less Liabilities — 0.1%		110,825

Net Assets — 100.0%		$82,295,322

(a)	Non-income producing security.

(b)	Affiliate of the Fund.

(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/22	Shares Held at 11/30/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$50,000	$—	$(40,000	)(a)	$—	$—	$10,000	10,000	$449	$—

(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited) (continued)	iShares® MSCI Qatar ETF
November 30, 2022

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	1	12/16/22	$49	$1,194

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$10,136,942	$72,037,555	$—	$82,174,497
Money Market Funds	10,000	—	—	10,000
	$10,146,942	$72,037,555	$—	$82,184,497
Derivative financial instruments(a)
Assets
Futures Contracts	$1,194	$—	$—	$1,194

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2